PROPERTY AND EQUIPMENT, NET (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
RentaI income recognized	$ 30,000		$ 13,000
Depreciation expenses	48,000	$ 31,000	$ 17,000
Leasehold Industrial Property [Member]
Property, Plant and Equipment [Line Items]
Property and equipment carrying value	$ 523,000